SCUDDER
                                                                     INVESTMENTS


Scudder Large Company Value Fund
Class AARP and Class S Shares

Scudder Small Company Value Fund
Class S Shares

Scudder Small Company Stock Fund
Class AARP and Class S Shares

Supplement to Prospectus Dated December 1, 2002

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The following replaces the fee and expense information shown for each fund under
How Much Investors Pay:

Scudder Large Company Value Fund

This fund's Class AARP and Class S shares have no sales charge or other shareholder fees. The fund does have annual operating expenses, and as a shareholder of either Class AARP or Class S shares, you pay them indirectly.

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Fee Table                                             Class AARP      Class S
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Shareholder Fees, paid directly from your                None           None
investment
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Annual Operating Expenses, deducted from fund assets
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Management Fee                                          0.59%          0.59%
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Distribution (12b-1) Fee                                 None           None
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Other Expenses*                                          0.75           0.52
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Total Annual Operating Expenses*                         1.34           1.11
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Less Expense Waiver*                                     0.34           0.11
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Net Annual Fund Operating Expenses (after waiver)        1.00           1.00
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*  Restated to reflect maximum annual estimated costs. Through September 30,
   2003, the fund pays certain of these expenses at a fixed rate administrative fee of 0.40% for Class AARP and Class S shares, pursuant to an Administrative Services Agreement ("Agreement") between the fund and the Advisor. Under this Agreement, in exchange for the payment of the administrative fee, the Advisor provides or pays others to provide substantially all of the administrative services required by each class of shares (other than those provided by the Advisor under its investment management agreement with the fund). Effective September 30, 2003, this Agreement will terminate. Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 0.995% for Class AARP and Class S shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, and trustee and trustee counsel fees. Due to this waiver, Total Annual Operating Expenses are not expected to increase as a result of the termination of the Agreement.

Based on the costs above (including two years of capped expenses in each period), this example helps you compare this fund's expenses to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

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Example                       1 Year        3 Years       5 Years      10 Years
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Class AARP                     $102          $356           $667        $1,552
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Class S                        $102          $330           $590        $1,331
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                                       2

Scudder Small Company Value Fund

This fund's Class S shares have no sales charges or other shareholder fees, other than a short-term redemption/exchange fee. The fund does have annual operating expenses, and as a shareholder of Class S shares, you pay them indirectly.

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Fee Table
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Shareholder Fees, paid directly from your investment                      None
--------------------------------------------------------------------------------
Redemption/Exchange fee, on shares owned less than a year                1.00%
(as a % of amount redeemed, if applicable)
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Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                                           0.75%
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Distribution (12b-1) Fee                                                  None
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Other Expenses*                                                           0.99
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Total Annual Operating Expenses*                                          1.74
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Less Expense Waiver*                                                      0.23
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Net Annual Fund Operating Expenses (after waiver)                         1.51
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*  Restated to reflect maximum annual estimated costs. Through September 30,
   2003, the fund pays certain of these expenses at a fixed rate administrative fee of 0.45% for Class S shares, pursuant to an Administrative Services Agreement ("Agreement") between the fund and the Advisor. Under this Agreement, in exchange for the payment of the administrative fee, the Advisor provides or pays others to provide substantially all of the administrative services required by this class of shares (other than those provided by the Advisor under its investment management agreement with the fund). Effective September 30, 2003, this Agreement will terminate. Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at 1.50% for Class S shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, and trustee and trustee counsel fees.

   Through September 30, 2003, Other Expenses are estimated to be 0.46% (annualized), and Total Annual Operating Expenses are estimated to be 1.21% (annualized) for Class S shares. The table shows estimated expenses for Class S shares after September 30, 2003.

Based on the costs above (including two years of capped expenses in each period), this example helps you compare this fund's expenses to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

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Example                           1 Year      3 Years      5 Years     10 Years
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Class S shares                     $154         $502        $900        $2,012
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                                       3

Scudder Small Company Stock Fund
This fund's Class AARP and Class S shares have no sales charge or other shareholder fees. The fund does have annual operating expenses and as a shareholder of Class AARP or Class S shares, you pay them indirectly.

--------------------------------------------------------------------------------
Fee Table                                             Class AARP       Class S
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your
investment                                              None            None
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                           0.75%          0.75%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                 None           None
--------------------------------------------------------------------------------
Other Expenses*                                          1.13           0.98
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Total Annual Operating Expenses*                         1.88           1.73
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Less Expense Waiver*                                     0.37           0.22
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Net Annual Fund Operating Expenses (after waiver)        1.51           1.51
--------------------------------------------------------------------------------

* Restated to reflect maximum annual estimated costs. Through September 30, 2003, the fund pays certain of these expenses at a fixed rate administrative fee of 0.45% for Class AARP and Class S shares, pursuant to an Administrative Services Agreement ("Agreement") between the fund and the Advisor. Under this Agreement, in exchange for the payment of the administrative fee, the Advisor provides or pays others to provide substantially all of the administrative services required by each class of shares (other than those provided by the Advisor under its investment management agreement with the fund). Effective September 30, 2003, this Agreement will terminate. Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at 1.50% for Class AARP and Class S shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, and trustee and trustee counsel fees.

   Through September 30, 2003, Other Expenses are estimated to be 0.46% (annualized), and Total Annual Operating Expenses are estimated to be 1.21% (annualized) for Class AARP and Class S shares. The table shows estimated expenses for each class after September 30, 2003.

Based on the costs above (including two years of capped expenses in each period), this example helps you compare this fund's expenses to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                       1 Year        3 Years        5 Years     10 Years
--------------------------------------------------------------------------------
Class AARP                     $154           $517          $945        $2,139
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Class S                        $154           $501          $896        $2,003
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February 5, 2003